Financial instruments (Details 26) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	$ 10,992	$ 18,098
Goods [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	3,510	2,669
Services [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	4,485	13,737
Others [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	2,997	1,692
Up to 30 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	7,077	14,801
Up to 30 days [member] | Goods [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	2,086	1,533
Up to 30 days [member] | Services [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	3,073	12,229
Up to 30 days [member] | Others [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	1,918	1,039
31 - 60 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	638	1,432
31 - 60 days [member] | Goods [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	264	209
31 - 60 days [member] | Services [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	329	838
31 - 60 days [member] | Others [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	45	385
61 - 90 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	462	411
61 - 90 days [member] | Goods [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	35	210
61 - 90 days [member] | Services [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	116	109
61 - 90 days [member] | Others [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	311	92
91 - 120 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	667	372
91 - 120 days [member] | Goods [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	65	255
91 - 120 days [member] | Services [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	387	111
91 - 120 days [member] | Others [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	215	6
121 - 365 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	2,148	1,082
121 - 365 days [member] | Goods [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	1,060	462
121 - 365 days [member] | Services [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	580	450
121 - 365 days [member] | Others [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	508	170
366 and more days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	0	0
366 and more days [member] | Goods [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	0	0
366 and more days [member] | Services [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	0	0
366 and more days [member] | Others [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	$ 0	$ 0